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                            RULE 497(j) CERTIFICATION

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following statement of additional information that would have been filed under Rule 497(b) would not have differed from that contained in BB&T Fund's Registration Statement on Form N-14 filed on May 1, 2001 and effective on May 31, 2001 pursuant to Rule 488 (the "Registration Statement"):

         1. Statement of Additional Information, dated May 31, 2001, concerning the proposed reorganization of the OVB Funds with and into the corresponding BB&T Funds.

The text of the Registration Statement was filed electronically.

                                   BB&T Funds
                                   Registrant

                                   */s/ Walter B. Grimm
                                   --------------------
                                   Walter B. Grimm
                                   President

                                   *By /s/ Alan G. Priest
                                   ----------------------
                                   Alan G. Priest
                                   Attorney in Fact

June 1, 2001